Share-based compensation plans and shares held in trust	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Share-Based Compensation Plans and Shares Held in Trust	Share-based compensation plans and shares held in trust

Share-based compensation expense

	$ million
	2022	2021	2020
Equity-settled [A]	807	539	359
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depositary Shares (ADS) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual number of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year.

Share awards

	Number of A shares (million)	Number of B shares (million)	Number of ordinary shares (million) [A]	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2022	38	12		9	1.2
Assimilation of ordinary A and B shares into ordinary shares	(38)	(12)	50
Granted			22	4
Vested			(16)	(3)
Forfeited			(2)	(1)
At December 31, 2022			54	9	1.1
At January 1, 2021	29	10		8	1.0
Granted	20	6		4
Vested	(9)	(3)		(2)
Forfeited	(2)	(1)		(1)
At December 31, 2021	38	12		9	1.2
[A]On January 29, 2022, as part of the Simplification announced on December 20, 2021, the Company's A and B shares were assimilated into a single line of ordinary shares.
Other plans offer eligible employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company’s share price.
Shell employee share ownership trusts and trust-like entities purchase the Company’s shares in the open market to meet delivery commitments under employee share plans. At December 31, 2022, they held a total of 23.9 million ordinary shares (2021: A shares: 15.6 million and B shares: 4.5 million) and 4.5 million ADSs (2021: 4.5 million).